Business Acquisition (Tables)	12 Months Ended
Jun. 30, 2019
Acquisition of Judge China [Member]
Schedule of purchase price allocation to assets acquired and liabilities assumed
Amounts
Cash acquired	$268,014
Accounts receivable, net	325,888
Prepayments, deposits and other assets, net	67,570
Property and equipment, net	1,875
Intangible assets, net	339,883
Salaries and benefits payable	(86,483)
Tax payables	(16,147)
Accounts payable and other current liabilities	(259,361)
Deferred tax liabilities	(65,264)
Non-controlling interests	(290,994)
Goodwill	195,080
Total consideration	$480,061

Acquisition of Huanyu [Member]
Schedule of purchase price allocation to assets acquired and liabilities assumed
Amounts
Cash acquired	$79,156
Accounts receivable, net	87,674
Prepayments, deposits and other assets, net	7,707
Accounts payable and other current liabilities	(5,310)
Goodwill	50,045
Previous held equity interests	152,312
Cash consideration	66,960
Total consideration	$219,272

Acquisition of Infogain [Member]
Schedule of purchase price allocation to assets acquired and liabilities assumed

Amounts
Cash acquired	$6,843
Accounts receivable, net	458,943
Prepayments, deposits and other assets, net	14,454
Property and equipment, net	1,190
Intangible assets, net	337,685
Accounts payable and other current liabilities	(504,235)
Deferred tax liabilities	(57,406)
Non-controlling interests	(64,879)
Goodwill	227,506
Total consideration	$420,101